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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [ ]  Amendment Number:

    This Amendment (Check only one.): [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Virtus Investment Advisers, Inc.
Address: 100 Pearl Street, Hartford, CT 06103

Form 13F File Number:  028-00085

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Kevin J. Carr
Title:   Senior Vice President and Clerk
Phone:   (860) 263-4791

Signature, Place and Date of Signing:

  /s/ Kevin J. Carr            Hartford, CT                April 25, 2013
--------------------     ------------------------        ----------------------
     (Signature)               (City, State)                    (Date)

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Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting Manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number:                Manager:
--------------------                 --------
028-11020               Aberdeen Asset Management, Inc.

028-14580               Euclid Advisors LLC

028-01420               Duff & Phelps Investment Management Co.

028-04529               BMO Asset Management Corp. (formerly Harris Investment
                        Management, Inc.), and its
                        related subsidiaries

028-05792               Kayne Anderson Rudnick Investment Management, LLC

028-01646               Sasco Capital, Inc.

028-06450               Newfleet Asset Management, LLC

028-04490               Vontobel Asset Management, Inc.

028-06986               Horizon Asset Management LLC

028-13513               Kleinwort Benson Investors International, Ltd.

028-14375               Thomas J. Herzfeld Advisors, Inc.

                        Newfound Investments, LLC

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                              Form 13F Summary Page

                                 Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 9

Form 13F Information Table Value Total: $215,843
                                        (thousands)

List of Other Included Managers:
NONE

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                           FORM 13F INFORMATION TABLE
              REPORTING MANAGER:  VIRTUS INVESTMENT ADVISERS, INC.
                     FOR THE QUARTER ENDED: MARCH 31, 2013

                                                                                                                 COLUMN 8
     COLUMN 1                COLUMN 2  COLUMN 3  COLUMN 4  COLUMN 5           COLUMN 6   COLUMN 7             VOTING AUTHORITY
--------------         -------------- ---------  ------   ---------           ---------- --------             -----------------
                                                          SHARES OR
                             TITLE OF             VALUE   PRINCIPAL  SH/ PUT/ INVESTMENT  OTHER      SOLE          SHARED       NONE
NAME OF ISSUER                CLASS     CUSIP    (X1000)  AMOUNT     PRN CALL DISCRETION MANAGER     (A)             (B)         (C)
--------------         -------------- ---------  ------   ---------  --- ---- ---------- -------- ----------- ----------------  ----
SELECT SECTOR SPDR TR  SBI MATERIALS  81369Y100   22,717    579,811 SH       SOLE                    579,811
SELECT SECTOR SPDR TR  SBI HEALTHCARE 81369Y209   24,994    543,235 SH       SOLE                    543,235
SELECT SECTOR SPDR TR  SBI CONS STPLS 81369Y308   24,766    622,732 SH       SOLE                    622,732
SELECT SECTOR SPDR TR  SBI CONS DISCR 81369Y407   24,228    457,141 SH       SOLE                    457,141
SELECT SECTOR SPDR TR  SBI INT-ENERGY 81369Y506   24,128    304,222 SH       SOLE                    304,222
SELECT SECTOR SPDR TR  SBI INT-FINL   81369Y605   23,972  1,316,494 SH       SOLE                  1,316,494
SELECT SECTOR SPDR TR  SBI INT-INDS   81369Y704   23,755    568,851 SH       SOLE                    568,851
SELECT SECTOR SPDR TR  TECHNOLOGY     81369Y803   22,725    750,755 SH       SOLE                    750,755
SELECT SECTOR SPDR TR  SBI INT-UTILS  81369Y886   24,558    628,071 SH       SOLE                    628,071